CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares
Accounts and notes receivable, allowance for doubtful accounts	¥ 68,921	$ 10,563	¥ 67,828	$ 10,395
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	34,000	5,211	234,500
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	289,387	44,350	303,128
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,631,563	250,048	978,935
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,041,594	159,631	1,068,692
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	63,245	9,693	57,625
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	29,028	4,449	48,032
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	51,007	7,817	166,935
Long-term bank borrowings, current portion	68,500	10,498	32,500
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	403,843	61,892	227,115
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,074	318	2,595
Current portion of operating lease liabilities	452,272	69,314	437,817
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	605,119	92,738	79,500
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	886,996	135,938	79,500
Non-current portion of finance lease liabilities	688,128	105,460	896,927
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	68,696	10,528	2,443
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	299,093	45,838	202,572
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	4,100	628	5,906
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries	747,746	114,597	745,899
Non-current portion of operating lease liabilities	¥ 645,499	$ 98,927	¥ 579,102
Series A perpetual convertible preferred shares, par value | $ / shares		$ 0.00001
Series A perpetual convertible preferred shares, shares issued	150,000	150,000	0	0
Series A perpetual convertible preferred shares, shares outstanding	150,000	150,000	0	0
Variable Interest Entity, Primary Beneficiary
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	¥ 34,000	$ 5,211	¥ 232,323
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	182,669	27,995	211,710
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	981,961	150,492	622,160
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,041,594	159,631	1,068,692
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	58,066	8,899	52,088
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	12,743	1,953	8,175
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	50,193	7,692	56,977
Long-term bank borrowings, current portion	165,328	25,338	32,500
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	362,760	55,595	220,363
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,074	318	2,595
Current portion of operating lease liabilities	427,114	65,458	410,422
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	570,135	87,377	79,500
Non-current portion of finance lease liabilities	299,399	45,885	549,669
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	68,317	10,470	1,991
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	155,281	23,798	82,725
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	4,100	628	5,906
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries	747,746	114,597	745,899
Non-current portion of operating lease liabilities	¥ 497,268	$ 76,210	¥ 529,546
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,790,000	1,199,790,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	672,024,600	672,024,600	505,253,850	505,253,850
Ordinary shares, shares outstanding (in shares)	672,024,600	672,024,600	505,253,850	505,253,850
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	145,875,113	145,875,113	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	145,875,113	145,875,113	174,649,638	174,649,638
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000	60,000	60,000
Series A Perpetual Convertible Preferred Shares
Ordinary shares, shares issued (in shares)	150,000	150,000
Ordinary shares, shares outstanding (in shares)	150,000	150,000